Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Wanger International
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Wanger International (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund (i) invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment (“Focus Stocks”) and (ii) may also invest in companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of the Fund’s net assets would be invested in Focus Stocks. The Fund may continue to hold, and make additional investments in, Focus Stocks whose market capitalizations have grown to exceed $5 billion, regardless of whether the Fund’s investments in Focus Stocks are a majority of the Fund’s net assets.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Investment Manager typically seeks companies with:
  A strong business franchise that offers growth potential.
  Products and services in which the company has a competitive advantage.
  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
		The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.

Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Operational and Settlement Risks of Securities in Emerging Markets. Foreign sub-custodians in emerging markets may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. There may also be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. Emerging market currencies may not have an active trading market and are subject to a higher risk of currency devaluations.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights.

Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in share prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size or, conversely, if it faces significant redemption pressure, these considerations take on increasing significance and may adversely impact performance.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world.

		Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the MSCI ACWI ex USA Small Cap Index (Net), the Fund's primary benchmark, and those of the MSCI ACWI ex USA Small Cap Growth Index (Net), the Fund's secondary benchmark. The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed markets countries (excluding the United States) and 23 emerging markets countries. It has 4,273 constituents (as of March 31, 2017) and covers approximately 14% of the global equity opportunity set outside the United States. The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap representation across 22 of 23 developed markets countries (excluding the United States) and 23 emerging markets countries. The Investment Manager believes that the secondary benchmark provides a meaningful additional basis for comparing the Fund's performance, because the Fund’s portfolio will in general be as closely aligned with the additional growth benchmark as with the current core benchmark from an investment style perspective.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437) or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the MSCI ACWI ex USA Small Cap Index (Net), the Fund's primary benchmark, and those of the MSCI ACWI ex USA Small Cap Growth Index (Net), the Fund's secondary benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap representation across 22 of 23 developed markets countries (excluding the United States) and 23 emerging markets countries. The Investment Manager believes that the secondary benchmark provides a meaningful additional basis for comparing the Fund's performance, because the Fund’s portfolio will in general be as closely aligned with the additional growth benchmark as with the current core benchmark from an investment style perspective.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.4.WANGER (888.492.6437)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 32.13% Worst 3rd Quarter 2008 -23.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2016)
Wanger International | Wanger International
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%	[1]
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,375
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	622
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
2007	rr_AnnualReturn2007	16.31%
2008	rr_AnnualReturn2008	(45.60%)
2009	rr_AnnualReturn2009	49.78%
2010	rr_AnnualReturn2010	24.92%
2011	rr_AnnualReturn2011	(14.62%)
2012	rr_AnnualReturn2012	21.56%
2013	rr_AnnualReturn2013	22.37%
2014	rr_AnnualReturn2014	(4.40%)
2015	rr_AnnualReturn2015	0.10%
2016	rr_AnnualReturn2016	(1.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 1995
Wanger International | MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Wanger International | MSCI ACWI ex USA Small Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	2.50%

[1]	“Total annual Fund operating expenses” are higher than “Total gross expenses” shown in the Financial Highlights section of this prospectus because “Total gross expenses” were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.